Derivatives and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments € in Thousands, $ in Thousands	Sep. 30, 2024 USD ($)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 93,700	€ 61,200
Fair value	(92)		$ 1,543
Notional amount	215,969		229,925
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	29		164
Notional amount of derivative asset	4,917		82,873
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(220)		(51)
Notional amount of derivative liability	88,757		21,168
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			51,830
Fair value derivative asset	745		2,087
Notional amount of derivative asset	56,896
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset			657
Fair value derivative liability	(646)
Notional amount of derivative liability	$ 65,399		$ 74,054